Share-Based Payments	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
Note 23 - Share-Based Payments

In March 2015, the Company's board of directors approved shared based incentive plan - "2015 Share Incentive Plan" for employees, directors, consultants and sub-contractors of the Company and the Company's affiliates. Under the plan, the Company's board of directors is authorized to determine the terms of the grants, including the identity of grantees, the number of options or restricted stock units (“RSUs”) to be granted, the vesting schedule and the exercise price. The terms of the share based payments include a dividend adjustment mechanism. Each option is exercisable into a share of ILS 0.01 par value (according to the market price on the exercise date) while the options will be exercised at net exercise mechanism, with no cash transfer. The details of the grants:

	Number of			Contractual	Adjusted exercise price per share as
Grant date/	instruments	Instruments	Vesting	life of	of December 31,
Employees entitled	In thousands	conditions	conditions	options	2020

Share options granted in August 2015 and October 2015 to senior employees	2,660	Exercisable into one share of ILS 0.01 par value, at the market price.	Three equal portions over three years of employment	4.5 years	ILS 25.65
Share options granted in November 2016 to senior employees	63	Exercisable into one share of ILS 0.01 par value, at the market price.	Three equal portions over three years of employment	4.5 years	ILS 29.97
Share options granted in May 2019 to employees	2,944	Exercisable into one share of ILS 0.01 par value, at the market price.	Four equal portions over four years of employment	5 years	ILS 15.66
Restricted stock units (RSU) granted in May 2019 to senior employees	686	At fixed dates, the RSU is exercisable into one share of ILS 0.01 par value.	Four equal portions over four years of employment	5 years	-
Restricted stock units (RSU) granted in May 2019 to non-profit organization employees	333	At fixed dates, the RSU is exercisable into one share of ILS 0.01 par value.	Two equal portions over two years	2 years	-
Share options granted in January 2020 to the CEO	4,153	Exercisable into one share of ILS 0.01 par value, at the market price.	Five equal portions over five years of employment	8 years	ILS 14.2-17.25
Share options granted to employees in July 2020	2,407	Exercisable into one share of ILS 0.01 par value, at the market price.	Four equal portions over four years of employment	5 years	ILS 12.35
Restricted stock units (RSU) granted in July 2020 to employees	629	At fixed dates, the RSU is exercisable into one share of ILS 0.01 par value.	Four equal portions over four years of employment	5 years	-
Share options granted in August-December 2020, to senior employees	4,930	Exercisable into one share of ILS 0.01 par value, at the market price.	Three equal portions over three years of employment	4 years	ILS 13.03-19.7

The changes in the balances of the options were as follows:

	Number of Options (thousands)	Weighted average of exercise price (NIS)	Number of Options (thousands)	Weighted average of exercise price (NIS)	Number of Options (thousands)	Weighted average of exercise price (NIS)
	2020		2019		2018

Balance as at January 1	3,564	17.8	780	25.9	964	28.0
Granted during the year	11,490	14.5	2,944	15.66	-	-
Forfeited during the year	(1,639)	19.9	(160)	16.96	(159)	36.6
Exercised during the year	(26)	15.7	-	-	(25)	25.6
Total options outstanding as at December 31	13,389	14.7	3,564	17.8	780	25.9

Total of exercisable options as at December 31	579	15.8	759	25.8	766	25.8

The weighted average of the remaining contractual life of options outstanding as at December 31, 2020 is 4.8 years.

Fair value of share options and assumptions:

The fair value of employee stock options was measured using the Black and Scholes model. The model assumptions include the share price at the measurement date, expected volatility based on historical volatility in the company's shares, life of instruments based on past experience and risk-free interest rate.

	2020	2019	2018

Fair value at grant date in ILS	2.2-4.3	3.26	-

Fair value assumptions:

Share price at grant date NIS	11.1-15.8	15.05	-

Exercise price NIS	12.3-18.7	15.66	-

Expected volatility (weighted average)	38.2-52.4%	34.7%	-

Option life (expected weighted average life)	3.8	2.75	-

Risk free interest rate	0.05-0.5%	0.7%	-

The changes in the balances of the RSU were as follows:

	Number of RSU (thousands)
	2020	2019	2018

Balance as at January 1	987	-	-
Granted during the year	629	1,019	-
Forfeited during the year	(203)	(32)	-
Exercised during the year	(309)	-	-
Total RSU outstanding as at December 31	1,104	987	-

Total of exercisable RSU as at December 31	285	-	-

	2020	2019	2018

Fair value of restricted stock units:

Fair value of restricted stock units at grant date	11.1	15.05	-

	2020	2019	2018

Salary expenses arising from share-based payments (NIS millions)	20	8	3